Note 10 - Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	Apr. 08, 2015	Oct. 03, 2007	Feb. 28, 2014	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2011	Dec. 21, 2007
Stockholders' Equity Note [Abstract]
Preferred Stock, Shares Authorized										10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.0756
Preferred Stock, Shares Issued					0	0	0
Stock Repurchase Program, Authorized Amount (in Dollars)									$ 2
Stock Repurchased During Period, Shares								65,045
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)								$ 3.87
Stock Issued During Period, Shares, Restricted Stock Award, Gross		206,914		9,000		66,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			2,000		224,075		0	0
Stock Issued During Period, Shares, Subscription Agreement	798,000
Ordinary Share, Par Value (in Dollars per share)	$ 0.0756
Sale of Stock, Price Per Share (in Dollars per share)	$ 4.0345
Debt Instrument, Convertible, Threshold Consecutive Trading Days	20 days